MEZZANINE EQUITY	12 Months Ended
Dec. 31, 2024
Mezzanine Equity
MEZZANINE EQUITY

15. MEZZANINE EQUITY

The Group’s preferred shares and redeemable non-controlling interests activities for the years ended December 31, 2022, 2023 and 2024 are summarized below:

	Class A		Class B		Class B-1		Redeemable non-controlling interests	Total
	No. of shares	Amount	No. of shares	Amount	No. of shares	Amount	Amount	No. of shares	Amount
Balances at January 1, 2022*	24,709,527	80,052,562	-	-	-	-	-	24,709,527	80,052,562
Issuance of Preferred Shares	-	-	2,693,877	14,780,563	-	-	-	2,693,877	14,780,563
Accretion on Preferred Shares to redemption value	-	24,022,305	-	1,274,569	-	-	-	-	25,296,874
Exchange rate difference	-	(6,674,474)	-	7,182	-	-	-	-	(6,667,292)
Balances at December 31, 2022	24,709,527	97,400,393	2,693,877	16,062,314	-	-	-	27,403,404	113,462,707
Acquisition of Ninjas in Pyjamas	-	-	-	-	43,044,524	168,000,000	-	43,044,524	168,000,000
Accretion on Preferred Shares to redemption value	-	20,327,824	-	704,422	-	22,882,461	-	-	43,914,707
Exchange rate difference	-	(2,835,151)	-	-	-	-	-	-	(2,835,151)
Balances at December 31, 2023	24,709,527	114,893,066	2,693,877	16,766,736	43,044,524	190,882,461		70,447,928	322,542,263
Accretion on Preferred Shares to redemption value	-	11,381,375	-	209,445	-	24,340,159	-	-	35,930,979
Exchange rate difference	-	(2,726,807)	-	-	-	-	-	-	(2,726,807)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	(24,709,527)	(123,547,634)	(2,693,877)	(16,976,181)	(43,044,524)	(215,222,620)	-	(70,447,928)	(355,746,435)
Initial fair value of redeemable non-controlling interests	-	-	-	-	-	-	2,841,123	-	2,841,123
Net income attributed to redeemable non-controlling interests	-	-	-	-	-	-	119,123	-	119,123
Exchange rate difference	-	-	-	-	-	-	(1,691)	-	(1,691)
Balances at December 31, 2024	-	-	-	-	-	-	2,958,555	-	2,958,555

Upon the completion of the IPO in July 2024, all of issued and outstanding preferred shares automatically converted into ordinary shares on a one-for-one basis.

*	The shares are presented on a retroactive basis to reflect the stock split (Note 16)

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

15. MEZZANINE EQUITY- Continued

Class A redeemable preferred shares

During fiscal year 2019, Shenzhen VF issued a total of 8,199,662 preferred shares for cash consideration of US$15,923,336.

During the Reverse Acquisition, each preferred shareholder of Shenzhen VF was changed to the preferred shareholder of Wuhan ESVF, certain redemption features and liquidation preference were modified simultaneously (“Modification”). Meanwhile, 15,764,427 preferred shares issued by Wuhan ESVF with carrying value of US $37,448,928 at the close of Reverse Acquisition was included in the consolidated balance sheets.

The Group had undergone a Reorganization on July 30, 2021. As part of the Reorganization, on June 8, 2021, each issuer of the preferred shares was changed to the reporting entity through share swaps. The major terms and number of shares of the preferred shares remained the same. Thus, there is no accounting impact on the preferred shares as a result of the Reorganization at the consolidated level. The Group determined all the preferred shares was re-designed as Class A preferred shares. Since the Reorganization were transactions under common control, the equity section of the Group after the Reorganization was assumed to have existed from the earliest period presented in the consolidated financial statements.

On September 30, 2021, the Company issued 745,438 Class A preferred shares to Shenzhen Media Group (International) Limited (“Shenzhen Media-HK”) for a total investment amount in the U.S. dollar equivalent amount of RMB 10 million. The terms of the Class A preferred shares issued to Shenzhen Media-HK were same as the terms of the Class A preferred shares after the reorganization as mentioned above.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

15. MEZZANINE EQUITY - Continued

Below presents the key original and amended terms of the Class A redeemable preferred shares during the reporting period:

Conversion Features

There were no conversion rights granted to holders of preferred shares upon the issuance of the preferred shares to preferred shareholders of Shenzhen VF or on the Reverse Acquisition.

Along with the Reorganization on July 30, 2021, as stated in the amended Article of Association, all outstanding preferred shares can be automatically converted into ordinary shares of the Company after its listing in US capital market.

Voting Rights

Each holder of preferred shares before and after the Reverse Acquisition and is entitled to vote together with the holders of ordinary shares on all matters submitted to a vote of the shareholders of the Company or the Group on an as-if-converted basis.

Dividend Rights

Each holder of preferred shares before and after the Reverse Acquisition is entitled to receive non-cumulative dividends, payable out of funds or assets when and as such funds or assets become legally available therefor pari passum with ordinary shares, on an as-converted basis, when, as, and if declared by the Board of Directors.

Liquidation Preferences

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the issuer, or in the event of a trade sale (include, among other things, a merger, share exchange, amalgamation or consolidation resulting in a change of control), collectively defined as “Deemed Liquidation Events”, all assets and funds legally available for distribution to the members (after satisfaction of all creditors’ claims and claims that may be preferred by law) shall be distributed to the holders of the preferred shares prior and in preference to any distribution to the investors of any other class, an amount shall be the higher of (i) 100% of the preferred shares issuance price plus accrued daily interest at a rate of 8% per annum; and (ii) on a pro rata basis, percentage of each shareholders held multiplying with net assets available for distribution (collectively the “Preferred Shares Preference Amount”).

Amendment in Liquidation Preferences

During the Reverse Acquisition, the Preferred Shares Preference Amount was amended to an amount equal to 100% of the preferred shares issue price, and the following terms were added.

If there are any assets or funds remaining after the Preferred Shares Preference Amount has been distributed or paid in full to the applicable holders of the preferred shares, the remaining assets and funds of the Group available for distribution shall be distributed ratably among all members according to the relative number held by such member (including preferred shares on as-converted basis).

If the Preferred Shares Preference Amount cannot be paid in full, the holders of the preferred shares shall be entitled to the payment in proportion to their initial investment amount. If all assets and funds of the Company legally available for distribution to the members upon liquidation, dissolution or winding up of the Company exceed RMB 2 billion, the distribution shall be ratably among all members according to the relative number of ordinary shares held by such member (treating all outstanding preferred shares on as-converted basis).

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

15. MEZZANINE EQUITY - Continued

Redemption Rights

The preferred shares can be redeemed at any time and from time to time on or after the earlier date of the occurrence of (1) the issuer’s failure to complete the transaction as mutually agreed in the Preferred Share Purchase Agreement, or (2) (i) the issuer fails to obtain an receipt from the China Securities Regulatory Commission, the Hong Kong Securities Regulatory Commission, the SEC or any other exchange of recognized international reputation and standing duly approved by the shareholders (“Qualified Exchange”) accepting the Company’s application for IPO by January 31 2024; or (ii) the Company fails to achieve the IPO on a Qualified Exchange on or before 31 January 2025, or (3) a material breach of any of the warranties, undertakings or covenants specified under the Preferred Share Purchase Agreement or certain other agreements entered into in connection with such preferred shares financing.

Upon the occurrence of any Redemption Event, each holder of the then outstanding preferred shares is entitled to, by written request to the Company, request the Company to redeem all or part of the preferred shares then outstanding held by such holder at a redemption price (higher of (i) 100% of the preferred shares issue price plus accrued daily interest at a rate of 8% per annum minus any declared but unpaid dividends on such preferred shares; (ii) % of shareholding multiplying with the Company’s most recent fair value of net assets).

Amendment in Redemption Rights

During the Reverse Acquisition, the events that triggered the redemption of any of the preferred shares has been amended to the same term, where the preferred shares can be redeemed at any time of the occurrence of a material breach of any of the warranties, undertakings or covenants specified under the New Preferred Share Purchase Agreement (the “New Preferred Share Purchase Agreement”) or certain other agreements entered into in connection with such preferred shares financing.

The redemption price for each preferred share that is redeemed has been amended to the same price, which shall be the higher of (a) an amount equal to 100% of such preferred shares issuance price plus accrued daily interest at a simple rate of 8% per annum, and any accrued or declared but unpaid dividend on such preferred shares, and (b) the result of multiplying the as-converted shareholding percentage with the issuer’s most recent fair value of net assets.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

15. MEZZANINE EQUITY - Continued

Class B redeemable preferred shares

On May 23, 2022, the Group entered into a share subscription purchase agreement with Digital WD., Ltd. (“Digital WD”). On September 5, 2022, the Group issued 1,718,691 Class B Preferred Shares to Digital WD, for an aggregate purchase price of $10,000,000.

On July 29, 2022, the Group entered into a subscription agreement with Maison Investment Holding Limited (“Maison”), a third-party investor, to sell 459,578 of the Group’s Class B preferred shares to Maison in exchange of $2,674,000 cash consideration. The Group has received the full investment fund of $2,673,970 (after deduction of commission charges) from Maison in advance as of September 30, 2022 and recorded as subscription fees advance from shareholder, and thereafter recognized as equity when the Group completed the issuance of 459,578 Class B preferred shares on December 20, 2022.

On July 29, 2022, the Group entered into a subscription agreement with AER Capital SPC (“AER”), to sell 515,608 of the Group’s Class B preferred shares to Maison in exchange of $3,000,000 cash consideration. As of December 31, 2022, the Group accounted the fund receivable from AER as shareholder investment fund receivable included in balance statement item prepaid expenses and other current assets, net (Note 5). In March 2023, the Group has received the full investment fund from AER.

Below presents the key original and amended terms of the Class B redeemable preferred shares during the reporting period:

Liquidation Preferences

Upon any liquidation event, all assets and funds of the Company thereafter legally available for distribution to the shareholders shall be distributed as follows: After any distribution or payment to the Class B-1 Preferred Shares held by all former shareholders of Ninjas in Pyjamas, and prior to any distribution or payment to the Class A preferred shareholders and the Ordinary shareholders, each Class B preferred shareholder shall be entitled to receive on a pro rata basis, an amount equal to the aggregate total of the initial subscription price with respect to each preferred share held by such Class B preferred shareholder.

Redemption Rights

If the Company is unable to settle the redemption obligations to the redemption shareholders in full, all available redemption funds shall be paid first to the Class B preferred shareholders on a pro-rata basis. The redemption price of Class B Preferred Share calculation is same as Class A preferred shares. The other terms of the Class B Preferred Shares issued were same as the terms of the Class A preferred shares.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

15. MEZZANINE EQUITY - Continued

Class B-1 redeemable preferred shares

On January 10, 2023, the Company completed an acquisition through a series of agreements with the shareholders of Ninjas in Pyjamas. The Company issued to Ninjas in Pyjamas former shareholders 43,044,524 Class B-1 Preferred Shares in exchange of 100% shares in Ninjas in Pyjamas (Note 1).

Below presents the key terms of the Class B-1 redeemable preferred shares during the reporting period:

Redemption Rights

In the case of a NIP redemption trigger event, Ninjas in Pyjamas former shareholders entitle to request the Company to redeem Class B-1 Preferred Shares held by them, and the Founder Shareholders (“Mario Ho Holdings Limited, xiaOt Sun Holdings Limited, Ayisia Zhou Holdings Limited and RayZ Holdings Limited”) shall be jointly and severally liable to take all necessary actions permissible under applicable laws to procure that the Company shall have the required funding. The terms of NIP redemption trigger event include:

a) (i) the Company fails to obtain a receipt from the China Securities Regulatory Commission, the Hong Kong Securities Regulatory Commission, the SEC or any other exchange of recognized international reputation and standing duly approved by shareholders accepting the Company’s application for IPO by January 31, 2024; or (ii) the Company fails to achieve the IPO on or before January 31, 2025 based on a pre-money valuation of the Company exceeding US$100,000,000;

b) the valuation of the Company, as determined by an independent valuer, does not exceed USD 250 million by December 31, 2023;

c) the Group fail to obtain the formal league approvals for the change of ownership in respect of the league slots related to League of Legends LOL, Honor of Kings and/or CrossFire Pro League, which results in the loss or suspension of any of such league slots or otherwise materially impacts the financial performance of the Group;

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

15. MEZZANINE EQUITY — (continued)

d) the implementation of the restructuring plan or the failure of the Company to implement the dismantling of its VIE structure in accordance with the Restructuring Plan has resulted in or might reasonably be expected to material impact on the financial performance of the Group;

e) the amount of the Company’s revenue for the year ended December 31, 2022 based on the audit by an independent certified public accounting firm of internationally recognized standing according to the US GAAP for the purpose of the application for IPO is lower than USD 41,400,000.

As of December 31, 2023, redemption trigger event c, d and e have been determined to be satisfied.

Except the above terms of NIP redemption trigger event, others redemption terms of Class B-1 Preferred Shares were similar with Class A and Class B Preferred Shares:

In the case of a NIP special redemption trigger event, the Founder Shareholders entitle to request the Company to redeem Class B-1 Preferred Shares held by Ninjas in Pyjamas former shareholders. The terms of NIP special redemption trigger event include:

a) any material breach by any of the Ninjas in Pyjamas former shareholders of its obligations under the shareholders agreement;

b) Ninjas in Pyjamas conducting any off-account sales and causing material impacts on the financial performance of the Group and damage to the interests of the Group or any preferred shareholders accordingly;

c) material violation of any applicable laws by the operation of Ninjas in Pyjamas which in turn materially impacts the financial performance of the Group;

d) sale of the whole or a substantial part of the business, undertaking, property or assets of the Ninjas in Pyjamas without the requisite approvals by the board and/or the shareholders;

e) any act of dishonesty, fraud, willful default, or gross negligence committed by any Ninjas in Pyjamas former shareholders which in turn materially impacts the financial performance of the Group;

f) (A) Ninjas in Pyjamas fails to acquire 51% or more of the total issued shares of (i) anyone of appointed target companies, or (ii) any other target company engaging in similar type of business, having a projected annual revenue of not less than the agreed upon amount in the financial year of 2023, by no later than December 31, 2023; or (B) the equity ratio of the former shareholders of the Company have been diluted due to the implementation of the aforesaid acquisition (unless such dilution has been agreed by the former shareholders of the Company).

The total redemption price for all Class B-1 Preferred Shares requested for redemption by the Company (the “NIP Redemption Price”) shall be equivalent to the then net asset value (shall be “equity fair value” base on practical expedient provided by an independent valuer) of all Ninjas in Pyjamas in aggregate as of the redemption date. Payment of the NIP Redemption Price shall be settled by way of redemption in kind of all the shares held by the Company in the Ninjas in Pyjamas to the Ninjas in Pyjamas former shareholders. For the avoidance of doubt, the Ninjas in Pyjamas share distribution constitutes full settlement of the NIP Redemption Price, and no cash, other assets or funds of the Company shall be payable by the Company whatsoever to satisfy the payment of the NIP Redemption Price.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

15. MEZZANINE EQUITY — Continued

Liquidation Preferences

Upon any liquidation, the Company shall redeem all of the outstanding Class B-1 Preferred Shares held by all Ninjas in Pyjamas former shareholders at NIP Redemption Price. All assets and funds of the Company thereafter legally available for distribution to the remaining Shareholders shall be distributed to Ninjas in Pyjamas former shareholders prior to Class B Preferred Shareholders, Class A Preferred Shareholders and Ordinary Shareholders.

Conversion Features

There were no conversion rights granted to holders of Class B-1 Preferred Shares upon the issuance of the preferred shares to preferred shareholders.

All outstanding Class B-1 Preferred Shares can be automatically converted into ordinary shares of the Company after its listing in US capital market.

Voting Rights

Each holder of Class B-1 Preferred Shares is entitled to vote together with the holders of ordinary shares on all matters submitted to a vote of the shareholders of the Company or the Group on an as-if-converted basis.

Dividend Rights

Each holder of Class B-1 Preferred Shares is entitled to receive non-cumulative dividends, payable out of funds or assets when and as such funds or assets become legally available therefor pari passum with ordinary shares, on an as-converted basis, when, as, and if declared by the board of directors.

Accounting for the preferred shares

The Company classifies the preferred shares as mezzanine equity in the consolidated balance sheets because they are redeemable upon the occurrence of an event not solely within the control of the Company. The preferred shares are recorded initially at fair value, net of issuance costs. The Company did not incur material issuance costs for any preferred shares issued. There were no declared or undeclared dividends in arrears on redeemable preferred shares as of December 31, 2023.

For each reporting period, the Company assesses whether the preferred shares are currently redeemable and if the preferred shares are not currently redeemable, the Company further assesses whether it is probable that preferred shares will become redeemable. Except Class B-1 Preferred Shares which the redemption value were determined by the NIP Redemption Price, for any other preferred shares that are not currently redeemable and it is probable that preferred shares will become redeemable, the Company recognizes changes in the redemption value immediately as they occur over the period from the date of issuance to the earliest redemption date to equal the redemption value at the end of each reporting period based on the higher of (i) the issuance price plus a pre-determined annualized return set forth in the agreements and (ii) fair market value (estimated using the equity allocation model based on option pricing model with probability- weighted scenario analysis with the assistance from a valuation report prepared by an independent valuation firm using management’s estimates and assumptions).

An instrument that is redeemable currently will be remeasured under EITF Topic No. D-98 each period and translated based on current exchange rates. In contrast, an instrument presented as temporary equity but for which redemption is not probable will be translated based on the historical exchange rate in effect when the instrument was last measured, which would likely have been its issuance date.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

15. MEZZANINE EQUITY - Continued

In accordance with ASC 480-10-S99, the accretion is recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in-capital, or in the absence of additional paid-in-capital, by charges to accumulated deficit. The accretion of the preferred shares was $25,296,874, $43,914,707 and $35,930,979 for the years ended December 31, 2022, 2023 and 2024, respectively.

Upon the completion of the IPO, all of issued and outstanding preferred shares automatically converted into ordinary shares on a one-for-one basis. Upon conversion of the convertible preferred stock, the Company reclassified the carrying value of the convertible preferred stock to common stock and additional paid-in capital.

Redeemable non-controlling interests

According to Young Will agreement, the Company will subsequently acquire an additional 13% of the share capital of Young Cayman each year during 2025, 2026, and 2027, respectively, and in exchange issue a corresponding number of Class A ordinary shares to the beneficial owners of Young Cayman, contingent upon the satisfaction of certain terms and conditions set out in the Agreement.

The redeemable non-controlling interests include 39% of the fair value of Young Cayman and its subsidiaries. The Company has a call option that it may redeem each year from the first closing of the transaction to year 2027, and minority shareholders of Young Cayman and its subsidiaries have a put option to sell its interest to the Company concurrently. The put and call option price is based on multiples of actual revenue and net profit, subject to the terms of Young Will Agreement. Subsequent to the stated date of the initial options, the options become available to be exercised every year thereafter. The Group estimated the preliminary fair value of the put and call options using a Monte Carlo simulation. We evaluated the put and call option for the redeemable non-controlling interests under ASC 480, Distinguishing Liabilities from Equity, and classified the redeemable non-controlling interests as mezzanine equity based on the redemption features.

Based on the historical financial results of Young Cayman and its subsidiaries., the Company estimated that the performance targets from 2025 to 2027 is not probable to be met, so non-controlling interests is not currently redeemable, and it is not probable that the instrument will become redeemable in the future. The Redeemable non-controlling interests will not be remeasured at each reporting date.